ALLIANCE
                               -----------------
                                  INSTITUTIONAL
                               -----------------
                                    RESERVES
                               -----------------


                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1999

                                   (UNAUDITED)

STATEMENT OF NET ASSETS
October 31, 1999 (unaudited)   Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER-46.5%
            Abbey National Treasury
            Services
$   32,000  11/29/99 ..................   5.35%           $   31,866,845
            American General Corp.
    42,000  11/15/99 ..................   5.31                41,913,270
            Asset Backed Capital
    38,000  3/15/00 (a) ...............   5.82                37,170,650
            Asset Securitization
            Cooperative Corp. FRN
    38,000  2/15/00 (a) ...............   5.51                38,000,000
            Associates Corp. of
            North America
    80,000  11/15/99 ..................   5.35                79,833,556
            Australia New Zealand
            Delaware
    17,400  12/01/99 ..................   5.35                17,322,425
    25,000  12/21/99 ..................   5.35                24,814,236
            Bank of Scotland
    26,000  11/29/99 ..................   5.35                25,891,811
            Banque Caisse
            d'Epargne L'etat
    40,000  6/21/00. ..................   5.60                38,550,222
            Bell Atlantic Network
            Funding
    30,000  12/08/99 ..................   5.35                29,835,042
            Caisse des Depots et
            Consignations
   120,000  11/01/99 ..................   5.32               120,000,000
            Centric Capital Corp.
    11,000  11/15/99 (a) ..............   5.35                10,977,114
            Chase Manhattan Bank
    40,000  2/09/00 ...................   5.65                39,372,222
            Corporate Asset
            Securitization Australia
    40,000  11/19/99 (a) ..............   5.40                39,892,000
            Cregem North America,
            Inc.
    17,000  12/22/99 ..................   5.35                16,871,154
            CS First Boston, Inc.
    40,000  3/14/00 (a) ...............   5.77                39,140,911
            Ford Motor Credit Co.
            FRN
    36,000  3/08/00 ...................   5.52                36,000,000
            General Electric Capital
            Corp.
    40,000  3/06/00 ...................   5.98                39,162,800
            General Motors
            Acceptance Corp.
    43,000  11/01/99 ..................   5.32                43,000,000
            Gillette Co.
   100,000  11/01/99 ..................   5.33               100,000,000
            Golden Funding Corp.
    30,000  3/24/00. ..................   5.98                29,282,400
            Government Development
            Bank of Puerto Rico
    10,000  11/15/99 ..................   5.32                 9,979,311
    21,350  11/09/99 ..................   5.35                21,324,617
            Halifax PLC
    42,000  12/23/99 ..................   5.35                41,675,433
            HVB Finance, Inc.
    32,000  12/15/99 ..................   5.30                31,792,711
            ING America Insurance
            Holdings, Inc.
    15,000  11/01/99 ..................   5.36                15,000,000
            International
            Securitization Corp.
    20,000  11/10/99 (a) ..............   5.43                19,972,850
            Koch Industries
   150,000  11/01/99 (a) ..............   5.34               150,000,000
            National Australia
            Funding
   150,000  11/01/99 ..................   5.32               150,000,000
            Santander Finance
    16,000  12/15/99 ..................   5.35                15,895,378
            Societe Generale NA,
            Inc.
    43,000  12/01/99 ..................   5.36                42,807,934
            Thames Global Asset
            Funding
    16,566  11/10/99 (a) ..............   5.37                16,543,760
    10,649  11/08/99 (a) ..............   5.38                10,637,860
            Vodafone Airtouch PLC
    16,000  11/23/99 ..................   5.35                15,947,689
            Wells Fargo & Co.
    16,000  2/23/00. ..................   5.70                15,711,200
            Windmill Funding Corp.
    40,000  11/01/99 (a) ..............   5.40                40,000,000
                                                          --------------
            Total Commercial Paper
            (amortized cost
            1,476,185,401) ............                    1,476,185,401
                                                          --------------
            CERTIFICATES OF
            DEPOSIT-20.8%
            Bank of Nova Scotia
    40,000  5.37%, 11/10/99 ...........   5.37                40,000,000
            Barclays Bank PLC
    45,000  5.41%, 6/14/00 FRN ........   5.47                44,986,526
    15,000  5.61%, 6/14/00 ............   5.66                14,995,548
            Bayerische Landesbank
            FRN
    60,000  5.39%, 3/30/00 ............   5.45                59,985,462
            Deutsche Bank
    35,000  5.44%, 6/01/00 ............   5.49                34,990,193
    15,000  5.58%, 6/12/00 ............   5.61                14,997,352
            Landesbank-Hessen-
            Thueringen
    15,000  5.19%, 2/29/00 ............   5.24                14,956,448
    15,000  5.92%, 9/29/00 ............   5.98                14,992,152
            National Westminster
            Bank
    35,000  5.38%, 4/17/00 FRN ........   5.44                34,990,971
    25,000  5.67%, 7/05/00 ............   5.71                24,993,519
            Nordeutsche Landesbank
    20,000  5.26%, 5/18/00 ............   5.30                19,995,804
            Rabobank Nederland
    15,000  5.35%, 5/24/00 ............   5.40                14,995,951

                               Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            Royal Bank of Canada
$   50,000  586%, 8/09/00 .............   5.90%           $   49,985,220
            San Paolo-IMI
    27,000  610%, 3/27/00 .............   6.09                27,001,075
            Southtrust Bank NA
    32,000  542%, 11/22/99 ............   5.42                32,000,000
            Toronto Dominion Bank
    15,000  507%, 2/17/00 .............   5.10                14,998,503
    15,000  530%, 3/06/00 .............   5.33                14,998,257
            UBS Finance Stamford,
            Inc
    20,000  516%, 2/28/00 .............   5.19                19,998,117
    10,000  522%, 5/10/00 .............   5.26                 9,997,985
    25,000  529%, 3/07/00 .............   5.12                25,012,158
    15,000  529%, 5/19/00 .............   5.34                14,996,048
    25,000  534%, 5/30/00 .............   5.39                24,993,056
    23,000  536%, 5/30/00 .............   5.61                22,966,008
    14,000  560%, 6/23/00 .............   5.74                13,986,645
            Unibank
    42,000  5.43%, 12/22/99 ...........   5.42                42,000,581
            Wachovia Bank NA
    14,000  5.95%, 9/11/00. ...........   5.95                14,000,000
                                                          --------------
            Total Certificates of Deposit
            (amortized cost
            $661,813,579) .............                      661,813,579
                                                          --------------
            CORPORATE
            OBLIGATIONS-15.8%
            Allstate Life Insurance
            Funding Agreement
            FRN
    25,000  5.45%, 5/01/00 (b) ........   5.45                25,000,000
            Beta Finance, Inc
            FRN
    38,000  610%, 9/15/00 (a) .........   6.10                38,000,000
            Centauri Corp USA,
            Inc FRN
    43,000  610%, 9/08/00 (a) .........   6.10                43,000,000
            Dorada Finance, Inc
            MTN
    38,000  602%, 9/15/00 (a) .........   6.02                38,000,000
            Hartford Life
            Insurance Co FRN
    40,000  540%, 3/16/00 .............   5.40                40,000,000
            Merrill Lynch & Co,
            Inc MTN
    10,000  509%, 2/07/00 .............   5.09                10,000,000
            Metlife Funding
            Agreement FRN
    50,000  539%, 6/01/00 .............   5.39                50,000,000
            Prudential Insurance
            Co of America Funding
            Agreement FRN
    16,000  541%, 11/30/00 ............   5.41                16,000,000
            Sigma Finance, Inc
            FRN
    50,000  541%, 6/30/00 (a) .........   5.41                50,000,000
    55,000  553%, 6/29/00 (a) .........   5.53                55,000,000
    20,000  555%, 7/25/00 (a) .........   5.55                20,000,000
            Toyota Motor Credit
            Corp FRN
    34,000  603%, 9/21/00 .............   6.03                34,000,000
            Travelers Life Funding
            Agreement FRN
    20,000  539%, 4/14/00 .............   5.39                20,000,000
    25,000  546%, 7/21/00 (b) .........   5.46                25,000,000
            Variable Funding
            Capital Corp FRN
    38,000  551%, 3/15/00 (a) .........   5.51                38,000,000
                                                          --------------
            Total Corporate
            Obligations
            (amortized cost
            $502,000,000) .............                      502,000,000
                                                          --------------
            US GOVERNMENT &
            AGENCY
            OBLIGATIONS-79%
            Federal Home Loan
            Bank
    21,325  500%, 2/10/00 .............   5.00                21,325,000
    43,000  538%, 10/16/00 FRN ........   5.49                42,957,901
            Federal National
            Mortgage Association
            MTN
    25,000  585%, 10/05/00 ............   5.90                24,988,679
            Student Loan Marketing
            Association FRN
    15,000  582%, 11/24/99 ............   5.85                14,999,716
    40,000  585%, 2/04/00 .............   5.87                39,997,963
    80,000  585%, 10/04/00 ............   5.90                79,963,880
    25,000  590%, 11/09/99 ............   5.95                24,999,677
                                                          --------------
            Total US Government &
            Agency Obligations
            (amortized cost
            $249,232,816) .............                      249,232,816
                                                          --------------
            BANK OBLIGATIONS-47%
            American Express
            Centurion Bank FRN
    80,000  550%, 4/14/00 .............   5.50                80,000,000
    40,000  555%, 5/04/00 .............   5.55                40,000,000
            FCC National Bank
    13,000  589%, 3/15/00 .............   5.89                13,000,000
            First National Bank
    10,000  560%, 6/14/00 .............   5.65                 9,997,031
            First Union Bank of NC
     7,000  502%, 11/18/99 ............   5.36                 6,998,537
                                                          --------------
            Total Bank Obligations
            (amortized cost
            $149,995,568) .............                      149,995,568
                                                          --------------
            PROMISSORY NOTES-25%
            Goldman Sachs Group LP
    50,000  537%, 2/01/00 (a) .........   5.37                50,000,000
    30,000  546%, 11/19/99 (a) ........   5.46                30,000,000
                                                          --------------
            Total Promissory Notes
            (amortized cost
            $80,000,000) ..............                       80,000,000
                                                          --------------

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            TIME DEPOSIT-1.2%
            Dresdner Bank
$   39,000  5.34%, 11/01/99
            (amortized cost
            $39,000,000)................  5.34%           $   39,000,000
                                                          --------------
            TOTAL INVESTMENTS-99.4%
            (amortized cost
            $3,158,227,364).............                   3,158,227,364
            Other assets less
            liabilities-0.6%............                      17,767,574
                                                          --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,883,000,316 Class A shares;
            1,236,031,789 Class B shares
            and 57,102,077 Class C shares
            outstanding)................                  $3,175,994,938
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 17.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
October 31, 1999 (unaudited)                                Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT &
            AGENCY OBLIGATIONS-54.1%
            FEDERAL HOME LOAN
            BANK-23.7%
$    7,000  5.30%, 12/01/99 FRN.....      5.88%           $    6,999,576
     5,000  5.38%, 10/16/00 FRN.....      5.52                 4,995,105
     3,000  5.58%, 10/19/00 FRN.....      5.58                 3,000,000
    10,000  5.68%, 7/28/00 FRN......      5.84                 9,993,361
     5,000  5.85%, 10/06/00 FRN.....      5.94                 4,997,729
     5,000  5.86%, 10/06/00 FRN.....      5.97                 4,996,822
     3,000  5.87%, 3/15/00 FRN......      5.87                 3,000,000
    20,000  2/10/00.................      5.00                19,999,862
     2,000  2/17/00.................      5.00                 1,999,313
     2,000  2/18/00.................      5.00                 1,999,307
     5,500  2/25/00.................      5.05                 5,499,178
     7,000  3/03/00.................      5.05                 6,999,265
    14,000  3/17/00.................      5.14                14,000,000
     3,000  3/03/00.................      5.15                 2,999,476
     8,100  5/17/00.................      5.17                 8,097,108
     8,000  3/08/00.................      5.23                 7,997,901
     8,100  5/19/00.................      5.23                 8,096,238
     8,000  6/14/00.................      5.46                 7,998,192
     5,000  7/13/00.................      5.58                 4,996,657
     5,000  7/14/00.................      5.58                 4,999,161
     3,000  4/14/00.................      5.66                 2,996,900
     5,000  3/24/00.................      5.73                 4,888,400
     5,000  3/29/00.................      5.74                 4,884,525
     1,000  5/26/00.................      5.85                   996,626
     3,000  11/03/00................      6.05                 2,999,790
                                                          --------------
                                                             150,430,492
                                                          --------------
            STUDENT LOAN
            MARKETING
            ASSOCIATION-13.0%
    10,000  5.80%, 12/03/99 FRN.....      6.23                 9,999,649
    15,000  5.80%, 2/14/00 FRN......      6.06                14,997,465
    10,000  5.82%, 11/24/99 FRN.....      6.26                 9,999,811
     3,000  5.82%, 3/16/00 FRN......      5.82                 2,999,477
    15,000  5.85%, 2/04/00 FRN......      5.97                14,999,236
    15,000  5.85%, 8/10/00 FRN......      5.93                14,996,521
     5,000  5.85%, 10/12/00 FRN.....      6.00                 4,994,919
    10,000  5.90%, 11/09/99 FRN.....      5.90                 9,999,871
                                                          --------------
                                                              82,986,949
                                                          --------------
            FEDERAL NATIONAL
            MORTGAGE
            ASSOCIATION-11.2%
     9,000  5.00%, 5/05/00 MTN......      5.23                 8,994,694
     3,500  5.04%, 4/06/00 MTN......      5.20                 3,498,866
     5,000  5.10%, 5/19/00 MTN......      5.71                 4,982,973
     2,000  5.12%, 5/12/00 MTN......      5.71                 1,992,204
    25,000  5.37%, 7/17/00 FRN......      5.48                24,991,179
     4,000  11/19/99................      4.94                 3,990,360
     3,000  12/08/99................      5.21                 2,984,306
     5,000  12/17/99................      5.31                 4,966,458
     5,000  12/10/99................      5.33                 4,971,508
     3,000  3/10/00.................      5.70                 2,939,983
     7,000  8/16/00.................      5.76                 7,032,021
                                                          --------------
                                                              71,344,552
                                                          --------------
            FEDERAL HOME LOAN
            MORTGAGE CORP.-6.2%
    15,000  11/08/99................      5.24                14,984,775
     8,900  11/10/99................      5.27                 8,888,430
     3,000  12/01/99................      5.31                 2,986,825
     5,000  1/20/00.................      5.35                 4,942,111
     3,000  3/02/00.................      5.67                 2,943,677
     5,000  3/09/00.................      5.72                 4,900,025
                                                          --------------
                                                              39,645,843
                                                          --------------
            Total U.S. Government &
            Agency Obligations
            (amortized cost
            $344,407,836)...........                         344,407,836
                                                          --------------
            REPURCHASE
            AGREEMENTS-45.8%
            ABN AMRO
    15,000  5.29%, dated 10/29/99,
            due 11/30/99 in the
            amount of $15,070,533
            (cost $15,000,000;
            collateralized by
            $14,565,000 FNMA,
            8.90%, 6/12/00, value
            $15,311,921) (c)........      5.29                15,000,000
            Bank of America
    15,000  5.24%, dated 10/26/99,
            due 11/09/99 in the
            amount of $15,030,567
            (cost $15,000,000;
            collateralized by
            $17,850,000 FNMA,
            6.00%, 11/13/01, value
            $15,405,605) (c)........      5.24                15,000,000
            Bank of America
    10,000  5.25%, dated 10/13/99,
            due 11/15/99 in the
            amount of $10,048,125
            (cost $10,000,000;
            collateralized by
            $11,725,000 FNMA 323312,
            6.00%, 11/01/28, value
            $10,243,182) (c)........      5.25                10,000,000
            Barclays de Zoete Wedd
            Securities, Inc.
    30,000  5.32%, dated 10/29/99,
            due 11/01/99 in the
            amount of $30,013,300
            (cost $30,000,000;
            collateralized by
            $31,010,000 FNMA,
            6.625%, 9/15/09,
            value $31,176,248)......      5.32                30,000,000

STATEMENT OF NET ASSETS
(continued)               Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            Chase Securities, Inc.
$   15,000  5.27%, dated 10/27/99,
            due 11/29/99 in the
            amount of $15,072,463
            (cost $15,000,000;
            collateralized by
            $25,225,000 FNMA 160475,
            7.00%, 7/01/22, value
            $15,767,447) (c)............  5.27%           $   15,000,000
            Chase Securities, Inc.
    15,000  5.28%, dated 10/13/99,
            due 11/16/99 in the
            amount of $15,074,800
            (cost $15,000,000;
            collateralized by
            $17,615,000 FNMA 452037,
            6.50%, 11/28/01, value
            $15,433,888) (c)............  5.28                15,000,000
            Deutsche Bank
    25,000  5.28%, dated 10/05/99,
            due 11/04/99 in the
            amount of $25,110,000
            (cost $25,000,000;
            collateralized by
            $23,390,000 FNMA 313040;
            7.00%, 8/01/11, value
            $11,907,782 and
            $16,758,000 FNMA
            323473; 1.00%, 6/01/30,
            value $13,881,221) (c)......  5.28                25,000,000
            Goldman Sachs & Co.
    20,000  5.25%, dated 10/27/99,
            due 11/18/99 in the
            amount of $20,064,167
            (cost $20,000,000;
            collateralized by
            $22,962,000 FNMA,
            6.00%, 1/01/29,
            value $20,491,115) (c)......  5.25                20,000,000
            Goldman Sachs & Co.
    10,000  5.27%, dated 10/29/99,
            due 11/05/99 in the
            amount of $10,010,247
            (cost $10,000,000;
            collateralized by
            $11,373,000 FNMA, 6.00%,
            1/01/29, value
            $10,269,542) (c)............  5.27                10,000,000
            Paine Webber, Inc.
    15,000  5.22%, dated 10/20/99,
            due 11/02/99 in the
            amount of $15,028,275
            (cost $15,000,000;
            collateralized by
            $17,312,000 FHLMC C16128
            6.50%, 10/01/28, value
            $15,394,532) (c)............  5.22                15,000,000
            Paine Webber, Inc.
    15,000  5.26%, dated 10/15/99,
            due 11/05/99 in the
            amount of $15,046,025
            (cost $15,000,000;
            collateralized by
            $16,469,000 FHLMC
            C26467, 6.50%, 5/01/29,
            value $15,374,025) (c)......  5.26                15,000,000
            Paribas Corp.
    30,000  5.30%, dated 10/29/99,
            due 11/01/99 in the
            amount of $30,013,250
            (cost $30,000,000;
            collateralized by
            $30,685,000 FHLBDN,
            11/17/99, value
            $30,601,596) (c)............  5.30                30,000,000
            Prudential Securities, Inc.
    10,000  5.28%, dated 10/29/99,
            due 11/19/99 in the
            amount of $10,030,800
            (cost $10,000,000;
            collateralized by
            $10,935,000 FNMA 459299,
            6.50%, 2/01/29, value
            $10,325,154) (c)............  5.28                10,000,000
            Prudential Securities, Inc.
    15,000  5.29%, dated 10/28/99,
            due 11/26/99 in the
            amount of $15,063,921
            (cost $15,000,000;
            collateralized by
            $46,100,000 FHLB G00694,
            8.00%, 3/01/27, value
            $15,444,504) (c)............  5.29                15,000,000
            Salomon Smith Barney, Inc.
    15,000  5.25%, dated 10/21/99,
            due 11/22/99 in the
            amount of $15,070,000
            (cost $15,000,000;
            collateralized by
            $15,421,799 FNMA,
            7.00%, 9/01/14, value
            $15,370,928) (c)............  5.25                15,000,000

                          Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            State Street Bank and Trust Co.
$   36,200  5.25%, dated 10/29/99,
            due 11/01/99 in the
            amount of $36,215,838
            (cost $36,200,000;
            collateralized by
            $36,530,000 FHLB,
            5.40%, 11/17/03, value
            $36,924,524)................  5.25%           $   36,200,000
                                                          --------------
            Total Repurchase
            Agreements
            (amortized cost
            $291,200,000)...............                     291,200,000
                                                          --------------
            TOTAL INVESTMENTS-99.9%
            (amortized cost
            $635,607,836)...............                     635,607,836
            Other assets less
            liabilities-0.1%............                         535,409
                                                          --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            461,010,848 Class A shares;
            158,323,334 Class B shares
            and 16,940,208 Class C
            shares outstanding).........                  $  636,143,245
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 17.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
October 31, 1999 (unaudited)                                  Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-101.2%
            ALABAMA-0.9%
            Arab IDB
$      150  (SCI Manufacturing, Inc.)
            Series 89 VRDN
            8/01/00 (e) ..............    4.75%           $      150,000
            Selma IDR
     4,000  (Specialty Minerals Project)
            Series 94 VRDN
            11/01/09 (e)..............    3.55                 4,000,000
                                                          --------------
                                                               4,150,000
                                                          --------------
            ALASKA-3.7%
            Alaska Housing Finance
            Corp.
     3,705  (University of Alaska)
            Series 97A VRDN
            12/01/27 (e)..............    3.60                 3,705,000
            Alaska IDA
     6,495  (American President Lines)
            Series 91 VRDN
            11/01/09 (e)..............    3.65                 6,495,000
            Alaska IDA
     4,400  (Fairbanks Gold Mining,
            Inc.)
            Series 97 AMT VRDN
            5/01/09 (e) ..............    3.60                 4,400,000
            Anchorage
     3,330  (Electric Utility Revenue)
            Series D VRDN
            12/01/26 (e)..............    3.45                 3,330,000
                                                          --------------
                                                              17,930,000
                                                          --------------
            ARIZONA-2.6%
            Apache County IDR
     8,900  (Tucson Electric Power
            Co. Project)
            Series 83-C VRDN
            12/15/18 (e)..............    3.45                 8,900,000
            Pinal County
     3,800  (Magma Copper Project)
            Series 92 VRDN
            12/01/11 (e)..............    3.45                 3,800,000
                                                          --------------
                                                              12,700,000
                                                          --------------
            ARKANSAS-2.2%
            Arkansas Hospital
            Equipment Finance
            Authority
    10,700  (AHA Pooled Financing
            Program)
            Series 98A VRDN
            11/01/28 (e)..............    3.60                10,700,000
                                                          --------------
            CALIFORNIA-0.7%
            Student Education Loan
            Market Corp.
     3,320  (California Student Loan
            Revenue)
            Series 93A VRDN
            11/01/02 (e)..............    3.50                 3,320,000
                                                          --------------
            COLORADO-3.9%
            Douglas County MFHR
    10,950  (Autumn Chase Project)
            Series 85 VRDN
            7/01/06 (e) ..............    3.50                10,950,000
            University of Colorado
     8,000  (Certificates of Participation)
            Series A PPB
            7/01/18 (e) ..............    3.50                 8,000,000
                                                          --------------
                                                              18,950,000
                                                          --------------
            DELAWARE-3.3%
            Delaware Economic
            Development Authority IDR
     8,150  (Delmarva Power & Light)
            Series 93C VRDN
            10/01/28 (e)..............    3.57                 8,150,000
            Delaware Economic
            Development Authority PCR
     7,665  (Delmarva Power & Light)
            Series 99A VRDN
            7/01/24 (e) ..............    3.50                 7,665,000
                                                          --------------
                                                              15,815,000
                                                          --------------
            DISTRICT OF
            COLUMBIA-2.5%
            District of Columbia
     3,000  (American Society for
            Micro Biology)
            Series 99A VRDN
            1/01/29 (e) ..............    3.45                 3,000,000
            District of Columbia
     7,065  (Resources for the Future, Inc.)
            Series 98 VRDN
            8/01/29 (e) ..............    3.65                 7,065,000
            District of Columbia
     1,820  Series 92A-5 VRDN
            10/01/07 (e)..............    3.60                 1,820,000
                                                          --------------
                                                              11,885,000
                                                          --------------
            FLORIDA-7.2%
            Highlands County Health
            Facilities
     9,765  (Adventist/Sunbelt)
            Series A VRDN
            11/15/26 (e)..............    3.55                 9,765,000
            Hillsborough County
            PCR
     4,500  (Tampa Electric Project)
            Series 93 AMT VRDN
            11/01/20 (e)..............    3.60                 4,500,000
            Jacksonville IDR
     1,930  (St. John's Medical
            Investors)
            Series 96 VRDN
            1/01/15 (e) ..............    3.50                 1,930,000

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            Palm Beach County
            HFA MFHR
$    6,350  (Cotton Bay Apartments)
            Series 88D VRDN
            11/01/07 (e)..............    3.45%           $    6,350,000
            Pinellas County Health
            Facility
     5,005  (St. Marks Village
            Project) VRDN
            3/01/17 (e) ..............    3.50                 5,005,000
            Polk County IDA
     7,000  (Farmland Hydro LP Project)
            Series 99 AMT VRDN
            2/01/29 (e) ..............    3.55                 7,000,000
                                                          --------------
                                                              34,550,000
                                                          --------------
            GEORGIA-4.7%
            Fulton County HFA
            MFHR
     5,000  (Hampton Hills
            Apartments Project) VRDN
            6/01/23 (e) ..............    3.50                 5,000,000
            Marietta HFA
    11,225  (Winterset Apartments
            Project)
            Series P VRDN
            2/01/26 (e) ..............    3.55                11,225,000
            Savannah Economic
            Development Authority
     3,000  (Georgia Kaolin)
            Series 97 AMT VRDN
            7/01/27 (e) ..............    3.70                 3,000,000
            Thomaston-Upson
            County IDR
     3,300  (De Ster Production Corp.)
            Series A AMT VRDN
            10/01/09 (e)..............    3.80                 3,300,000
                                                          --------------
                                                              22,525,000
                                                          --------------
            IDAHO-0.3%
            Custer County Solid
            Waste Revenue
     1,300  (Hecla Mining Co. Project)
            Series 97 AMT VRDN
            7/01/07 (e) ..............    3.75                 1,300,000
                                                          --------------
            ILLINOIS-4.6%
            Des Plaines Cook County
            IDR
     6,685  (CP Partners LLC Project)
            Series 97A VRDN
            11/01/15 (e)..............    3.65                 6,685,000
            DuPage County
     5,000  (Benedictine University
            Building Project)
            Series 99 VRDN
            7/01/24 (e) ..............    3.57                 5,000,000
            Galesburg Illinois
            Revenue
     1,500  (Knox College Project)
            Series 99 VRDN
            7/01/24 (e) ..............    3.50                 1,500,000
            Illinois Development
            Finance Authority
     1,000  (D.E. Akin Seed Project)
            AMT VRDN
            11/01/04 (e)..............    3.75                 1,000,000
            Illinois Health Facilities
            Authority
     7,575  (Northwest Community
            Hospital)
            Series 85C VRDN
            10/01/15 (e)..............    3.60                 7,575,000
            Vernon Hills IDR
       550  (Kinder Care Center)
            VRDN
            2/01/01 (e) ..............    3.65                   550,000
                                                          --------------
                                                              22,310,000
                                                          --------------
            INDIANA-3.4%
            Gibson County PCR
     2,500  (Toyota Motor
            Manufacturing Project)
            Series 98 AMT VRDN
            1/01/28 (e) ..............    3.50                 2,500,000
            Indiana Development
            Finance Authority PCR
    13,905  (Alcoa, Inc. Project)
            Series 99 VRDN
            1/01/17 (e) ..............    3.57                13,905,000
                                                          --------------
                                                              16,405,000
                                                          --------------
            KENTUCKY-0.7%
            Barbourville College
            Revenue
     3,500  (Union College Project)
            Series A VRDN
            8/01/23 (e) ..............    3.60                 3,500,000
                                                          --------------
            LOUISIANA-4.9%
            Louisiana Offshore
            Deepwater Port Authority
     5,605  (Loop LLC Project)
            Series 99 VRDN
            10/01/19 (e)..............    3.50                 5,605,000
            Louisiana Public
            Facility Authority
    18,000  (Hospital Equipment
            Finance Project)
            Series 85A VRDN
            12/01/10 (e)..............    3.50                18,000,000
                                                          --------------
                                                              23,605,000
                                                          --------------

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            MAINE-1.9%
            Biddeford Revenue
$    5,000  (DK Associates & Volk
            Packaging Project)
            Series 97 AMT VRDN
            7/01/17 (e) ..............    3.65%           $    5,000,000
            Maine Finance Authority
     1,205  (Barber Foods, Inc.)
            Series 90B AMT VRDN
            12/01/06 (e)..............    3.75                 1,205,000
            Westbrook IDA
     2,690  (D & G Group Project)
            AMT VRDN
            5/01/17 (e) ..............    3.65                 2,690,000
                                                          --------------
                                                               8,895,000
                                                          --------------
            MARYLAND-1.9%
            Maryland State
     9,000  (Housing & Community
            Development)
            Series G AMT
            8/30/00 ..................    3.65                 9,000,000
                                                          --------------
            MASSACHUSETTS-1.4%
            Holden GO BAN
     5,500  Series 99
            3/15/00 ..................    3.75                 5,504,965
            Massachusetts Bay
            Transport Authority
     1,000  (General Transportation
            System)
            Series 99 VRDN
            3/01/14 (e) ..............    3.60                 1,000,000
                                                          --------------
                                                               6,504,965
                                                          --------------
            MICHIGAN-1.6%
            Michigan State Hospital
            Finance Authority
     7,600  (Hospital Equipment
            Revenue)
            Series 98A VRDN
            12/01/23 (e)..............    3.52                 7,600,000
                                                          --------------
            MINNESOTA-1.1%
            Cottage Grove
     1,000  (Minnesota Mining &
            Manufacturing Co.
            Project) VRDN
            8/01/12 (e) ..............    3.73                 1,000,000
            Eden Prairie IDA
       465  (Kinder Care Project)
            Series C VRDN
            2/01/01 (e) ..............    3.65                   465,000
            Minneapolis St. Paul
     4,000  SFMR (City Living
            Home Program)
            Series 99B-2
            8/01/00 ..................    3.65                 4,000,000
                                                          --------------
                                                               5,465,000
                                                          --------------
            MISSISSIPPI-0.5%
            Mississippi Business
            Finance Authority
     2,500  (Triton Systems, Inc.)
            Series 98A AMT VRDN
            12/01/13 (e)..............    3.70                 2,500,000
                                                          --------------
            MISSOURI-1.3%
            Blue Springs IDA
       540  (Kinder Care Project)
            Series C VRDN
            2/01/01 (e) ..............    3.65                   540,000
            Boone County IDA
       500  (Minnesota Mining &
            Manufacturing Co.
            Project) VRDN
            12/01/25 (e)..............    3.40                   500,000
            Missouri Health &
            Educational Authority
     5,000  (Stowers Institute)
            Series 98 VRDN
            4/01/38 (e) ..............    3.45                 5,000,000
                                                          --------------
                                                               6,040,000
                                                          --------------
            NEVADA-1.5%
            Clark County Nevada
     6,100  (Airport System)
            Series 99B-2 PPB
            3/01/00 (e) ..............    3.70                 6,100,000
            Washoe County IDR
     1,300  (Sierra Pacific Power Co.)
            Series 90 AMT VRDN
            12/01/20 (e)..............    3.60                 1,300,000
                                                          --------------
                                                               7,400,000
                                                          --------------
            OHIO-3.6%
            Ohio Water Development
            Authority
    15,000  (Philip Morris Co.)
            Series 97 VRDN
            9/01/18 (e) ..............    3.70                15,000,000
            Warren County IDR
     2,500  (Pioneer Industrial
            Components Project)
            Series 85 VRDN
            12/01/05 (e)..............    4.70                 2,500,000
                                                          --------------
                                                              17,500,000
                                                          --------------
            OKLAHOMA-1.0%
            Oklahoma Development
            Finance Authority
     5,000  (Oklahoma Hospital
            Association)
            Series 99A VRDN
            6/01/29 (e) ..............    3.60                 5,000,000
                                                          --------------
            OREGON-3.4%
            Oregon Economic
            Development Revenue
     3,800  (Kyotaru Oregon Project)
            Series 89 AMT VRDN
            12/01/99 (e)..............    3.93                 3,800,000

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            Oregon Housing &
            Community Services
$    8,180  (Single Family Mortgage
            Revenue) Series N
            11/02/00 .................    3.85%           $    8,180,000
            Oregon State Housing &
            Community Services
            Deposit
     4,200  (Single Family Mortgage
            Revenue) Series 99G
            6/29/00 ..................    3.45                 4,200,000
                                                          --------------
                                                              16,180,000
                                                          --------------
            PENNSYLVANIA-11.4%
            Allegheny County IDR
    11,225  (United Jewish Federation
            Project)
            Series 96A VRDN
            10/01/26 (e)..............    3.60                11,225,000
            Cambria County IDA
     5,000  (Cambria Cogen Co. Project)
            Series 98A-1 AMT VRDN
            12/01/28 (e)..............    3.55                5,000,000
            Montgomery County
            Higher Education &
            Health Loan Revenue
    10,260  Series 96A VRDN
            4/01/17 (e) ..............    3.60                10,260,000
    14,110  Series 97A VRDN
            8/01/21 (e) ..............    3.60                14,110,000
            Montgomery County IDA
       400  (Kinder Care Project)
            Series D VRDN
            10/01/00 (e)..............    3.65                   400,000
            Philadelphia County IDA
     8,840  (Cliveden Maplewood Project)
            Series 99 VRDN
            1/01/24 (e) ..............    3.60                 8,840,000
            Pottsville Hospital Authority
     4,860  (Charity Obligation Group)
            Series 97F VRDN
            11/01/19 (e)..............    3.60                 4,860,000
            Venango IDR
       285  (Penzoil Co. Project)
            Series 82A VRDN
            12/01/12 (e)..............    3.80                   285,000
                                                          --------------
                                                              54,980,000
                                                          --------------
            SOUTH CAROLINA-3.3%
            Berkeley County IDR
     5,400  (Nucor Corp. Project)
            Series 97 AMT VRDN
            4/01/30 (e) ..............    3.55                 5,400,000
    10,700  Series 98 AMT VRDN
            4/01/31 (e) ..............    3.55                10,700,000
                                                          --------------
                                                              16,100,000
                                                          --------------
            TENNESSEE-1.7%
            Knox Health Educational
            & Housing Board
     8,000  (Tha Solutions Group,
            Inc. Project)
            Series 99 VRDN
            5/01/29 (e) ..............    3.60                 8,000,000
                                                          --------------
            TEXAS-6.8%
            Brazos River
            (Dow Chemical Co. Project)
     2,000  Series 96 AMT VRDN
            4/01/26 (e) ..............    3.65                 2,000,000
     3,200  Series 99 AMT VRDN
            4/01/29 (e) ..............    3.65                 3,200,000
            Camp County
            Environmental Facilities
     3,000  (Pilgrims Pride Project)
            Series 99 AMT VRDN
            7/01/29 (e) ..............    3.55                 3,000,000
            Grayson County IDR
     7,000  (Aluminum Co. of
            America) VRDN
            12/01/02 (e)..............    3.65                 7,000,000
            Metropolitan Higher
            Education Authority
     7,000  (University of Dallas)
            Series 99 VRDN
            5/01/19 (e) ..............    3.65                 7,000,000
            Texas State TRAN
    10,400  Series 99A
            8/31/00 ..................    3.71                10,465,953
                                                          --------------
                                                              32,665,953
                                                          --------------
            UTAH-1.9%
            Utah HFA
     4,150  (Single Family Mortgage)
            Series 99-1 VRDN
            7/01/16 (e) ..............    3.55                 4,150,000
     5,100  Series 99-2 AMT VRDN
            7/01/32 (e) ..............    3.65                 5,100,000
                                                          --------------
                                                               9,250,000
                                                          --------------
            VERMONT-3.4%
            Vermont HEFA
     8,217  (Capital Asset
            Financing Program)
            Series 97-1 VRDN
            6/01/22 (e) ..............    3.50                 8,217,000
     7,960  Series 97-2 VRDN
            6/01/27 (e) ..............    3.50                 7,960,000
                                                          --------------
                                                              16,177,000
                                                          --------------
            VIRGINIA-0.7%
            Henry County IDA
     2,000  (Amfibe, Inc. Project)
            Series 98 AMT VRDN
            1/01/13 (e) ..............    3.70                 2,000,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            King George County
            Electric Revenue
$    1,300  (Birchwood Power Project)
            Series 96 AMT VRDN
            4/01/26 (e) ..............    3.60%           $    1,300,000
                                                          --------------
                                                               3,300,000
                                                          --------------
            WASHINGTON-4.6%
            Port of Port Angeles IDR
     4,000  (Daishowa America Project)
            Series 92B AMT VRDN
            8/01/07 (e) ..............    3.65                 4,000,000
            Washington State Public
            Power Supply
    17,350  (Nuclear Project Number 3)
            Series B Pre-refunded
            7/01/00 ..................    3.80                18,103,961
                                                          --------------
                                                              22,103,961
                                                          --------------
            WEST VIRGINIA-0.3%
            Keyser IDR
     1,650  (Keyser Associates
            Project) VRDN
            7/01/14 (e) ..............    3.60                 1,650,000
                                                          --------------
            WISCONSIN-2.3%
            Manitowoc IDR
     1,618  (Jagemann Stamping Co.)
            Series 98 AMT VRDN
            4/01/11 (e) ..............    3.65                 1,618,000
            Milwaukee IDR
     7,675  (Goodwill Industries)
            Series 99 VRDN
            7/01/19 (e) ..............    3.55                 7,675,000
            Wausau
     1,600  (Minnesota Mining &
            Manufacturing Co.
            Project) VRDN
            8/01/17 (e) ..............    3.73                 1,600,000
                                                          --------------
                                                              10,893,000
                                                          --------------
            Total Municipal Bonds
            (amortized cost
            $486,849,879).............                       486,849,879
                                                          --------------
            COMMERCIAL PAPER-1.9%
            INDIANA-1.9%
            Indiana Health Facility
            Finance Authority
     9,000  (Ascension Health) Series
            99B 2/09/00
            (amortized cost
            $9,000,000) ..............    3.80                 9,000,000
                                                          --------------
            TOTAL INVESTMENTS-103.1%
            (amortized cost
            $495,849,879).............                       495,849,879
            Other assets less
            liabilities-(3.1%)........                       (14,960,724)
                                                          --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            236,966,016 Class A
            shares; 225,751,587
            Class B shares
            and 18,255,059 Class C
            shares outstanding).......                    $  480,889,155
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 17.

See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 1999 (unaudited)   Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER-37.3%
            Abbey National Treasury
            Services
$   10,000  11/29/99................      5.35%           $    9,958,389
            American General Corp.
    11,000  11/15/99................      5.31                10,977,285
            Asset Securitization
            Cooperative Corp. FRN
    12,000  2/15/00 (a).............      5.51                12,000,000
            Associates Corp. of
            North America
    20,000  11/15/99................      5.35                19,958,389
            Australia New Zealand
            Delaware
     5,000  12/01/99................      5.35                 4,977,708
     6,000  12/21/99................      5.35                 5,955,417
            Bank of Scotland
     9,834  11/29/99................      5.35                 9,793,080
            Banque Caisse d'Epargne
            L'etat
    20,000  11/19/99................      5.36                19,946,400
            Caisse des Depots et
            Consignations
    30,000  11/01/99................      5.32                30,000,000
            Chase Manhattan Bank
    10,000  2/09/00.................      5.65                 9,843,055
            Cregem North America,
            Inc.
     6,000  12/22/99................      5.35                 5,954,525
            Ford Motor Credit Co.
            FRN
    11,000  3/08/00.................      5.52                11,000,000
            General Motors
            Acceptance Corp.
    11,000  11/01/99................      5.32                11,000,000
            Halifax PLC
    11,000  12/23/99................      5.35                10,914,994
            HVB Finance, Inc.
     9,000  12/15/99................      5.30                 8,941,700
            ING Insurance
            Holdings, Inc.
    10,872  12/16/99................      5.39                10,798,750
            Koch Industries
    30,000  11/01/99................      5.34                30,000,000
            Santander Finance
     5,000  12/15/99................      5.35                 4,967,306
            Societe Generale NA,
            Inc.
    14,000  12/01/99................      5.36                13,937,467
            Vodafone AirTouch PLC
     4,000  11/23/99................      5.35                 3,986,922
                                                          --------------
            Total Commercial Paper
            (amortized cost
            $244,911,387)...........                         244,911,387
                                                          --------------
            CERTIFICATES OF
            DEPOSIT-23.9%
            Bank of Nova Scotia
    15,000  5.37%, 11/10/99.........      5.37                15,000,000
            Barclays Bank PLC FRN
    10,000  5.41%, 6/14/00..........      5.47                 9,997,006
            Bayerische Landesbank
            FRN
    18,000  5.39%, 3/30/00..........      5.45                17,995,639
            Deutsche Bank
    10,000  5.44%, 6/01/00..........      5.49                 9,997,198
     3,000  5.58%, 6/12/00..........      5.61                 2,999,470
            Landesbank-Hessen-
            Thueringen
     5,000  5.22%, 2/29/00..........      5.24                 4,999,605
            National Westminster
            Bank
     7,000  5.38%, 4/17/00 FRN......      5.44                 6,998,194
     5,000  5.67%, 7/05/00..........      5.71                 4,998,704
            Nordeutsche
            Landesbank
     5,000  5.26%, 5/18/00..........      5.30                 4,998,951
            Royal Bank of Canada
    20,000  5.86%, 8/09/00..........      5.90                19,994,088
            Southtrust Bank
            National Associates
     9,000  5.42%, 11/22/99.........      5.42                 9,000,000
            Toronto Dominion Bank
     5,000  5.07%, 2/17/00..........      5.10                 4,999,501
     5,000  5.30%, 3/06/00..........      5.33                 4,999,419
            UBS Finance Delaware
     5,000  5.16%, 2/28/00..........      5.19                 4,999,529
    10,000  5.22%, 5/10/00..........      5.26                 9,997,986
     5,000  5.34%, 5/30/00..........      5.39                 4,998,611
     5,000  5.36%, 5/30/00..........      5.61                 4,992,610
            Unibank
    11,000  5.43%, 12/22/99.........      5.42                11,000,152
            Wachovia Bank NA
     4,500  5.95%, 9/11/00..........      5.95                 4,500,000
                                                          --------------
            Total Certificates of
            Deposit
            (amortized cost
            $157,466,663)...........                         157,466,663
                                                          --------------
            CORPORATE
            OBLIGATIONS-18.1%
            Allstate Life Insurance
            Funding Agreement FRN
     5,000  5.45%, 2/29/00 (b)......      5.45                 5,000,000
            Beta Finance, Inc. FRN
    12,000  6.10%, 9/15/00 (a)......      6.10                12,000,000
            Centauri Corp. USA
            FRN
    11,000  6.10%, 9/08/00 (a)......      6.10                11,000,000
            Dorada Finance, Inc.
            MTN
    12,000  6.02%, 9/15/00 (a)......      6.02                12,000,000
            Hartford Life Insurance
            Co. FRN
    10,000  5.40%, 3/16/00..........      5.40                10,000,000
            Metlife Funding
            Agreement FRN
    11,000  5.63%, 10/01/00.........      5.63                11,000,000

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            Prudential Insurance Co.
            of America Funding
            Agreement FRN
$    4,000  5.41%, 11/30/00.........      5.41%           $    4,000,000
            Sigma Finance, Inc. FRN
    10,000  5.41%, 6/30/00 (a)......      5.41                10,000,000
    12,000  5.53%, 6/29/00 (a)......      5.53                12,000,000
            Toyota Motor Credit
            Corp. FRN
    10,000  6.03%, 9/21/00..........      6.03                10,000,000
            Travelers Life Funding
            Agreement FRN
     5,000  5.39%, 4/14/00..........      5.39                 5,000,000
     5,000  5.46%, 7/21/00 (b)......      5.46                 5,000,000
            Variable Funding Capital
            Corp. FRN
    12,000  5.51%, 3/15/00 (a)......      5.51                12,000,000
                                                          --------------
            Total Corporate
            Obligations
            (amortized cost
            $119,000,000)...........                         119,000,000
                                                          --------------
            U.S. GOVERNMENT &
            AGENCY
            OBLIGATIONS-9.6%
            Federal Home Loan
            Bank FRN
    10,000  5.38%, 10/16/00.........      5.49                 9,990,209
            Federal National
            Mortgage Association
            MTN
     9,000  5.85%, 10/05/00.........      5.90                 8,995,924
            Student Loan Marketing
            Association FRN
     3,000  5.82%, 11/24/99.........      5.85                 2,999,943
    15,000  5.85%, 2/04/00..........      5.87                14,999,236
    20,000  5.85%, 10/04/00.........      5.90                19,990,970
     6,000  5.90%, 11/09/99.........      5.95                 5,999,923
                                                          --------------
            Total U.S. Government &
            Agency Obligations
            (amortized cost
            $62,976,205)............                          62,976,205
                                                          --------------
            BANK OBLIGATIONS-6.4%
            American Express
            Centurion Bank FRN
    20,000  5.50%, 4/14/00..........      5.50                20,000,000
    10,000  5.55%, 5/04/00..........      5.55                10,000,000
            FCC National Bank
    12,000  5.89%, 3/15/00..........      5.89                12,000,000
                                                          --------------
            Total Bank Obligations
            (amortized cost
            $42,000,000)............                          42,000,000
                                                          --------------
            PROMISSORY NOTES-3.3%
            Goldman Sachs Group LP
    12,000  5.37%, 2/01/00 (a)......      5.37                12,000,000
    10,000  5.46%, 11/19/99 (a).....      5.46                10,000,000
                                                          --------------
            Total Promissory Notes
            (amortized cost
            $22,000,000)............                          22,000,000
                                                          --------------
            TIME DEPOSIT-0.8%
            Dresdner Bank
     5,000  5.34%, 11/01/99
            (amortized cost
            $5,000,000) ............      5.34                 5,000,000
                                                          --------------
            TOTAL INVESTMENTS-99.4%
            (amortized cost
            $653,354,255)...........                         653,354,255
            Other assets less
            liabilities-0.6%........                           4,042,523
                                                          --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            657,437,403 shares
            outstanding)............                      $  657,396,778
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 17.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
October 31, 1999 (unaudited)                                  Treasury Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT
            OBLIGATIONS-26.4%
            U.S. TREASURY
            BILLS-21.0%
$    3,000  11/04/99....................  4.47%           $    2,998,887
    12,000  11/04/99....................  4.52                11,995,490
     8,000  11/04/99....................  4.54                 7,996,980
    45,000  11/12/99....................  4.54                44,937,926
                                                          --------------
                                                              67,929,283
                                                          --------------
            U.S. TREASURY
            NOTES-5.4%
     5,000  11/15/99....................  4.63                 5,001,962
     5,000  11/30/99....................  4.68                 5,003,064
     3,000  11/30/99....................  4.74                 3,006,630
     2,500  3/31/00.....................  5.20                 2,502,036
     1,000  5/31/00.....................  5.22                 1,001,154
     1,000  6/30/00.....................  5.29                 1,003,381
                                                          --------------
                                                              17,518,227
                                                          --------------
            Total U.S. Government
            Obligations
            (amortized cost
            $85,447,510)................                      85,447,510
                                                          --------------
            REPURCHASE
            AGREEMENTS-73.3%
            ABN AMRO
    15,000  5.14%, dated 10/27/99,
            due 11/10/99 in the
            amount of $15,029,983
            (cost $15,000,000;
            collateralized by
            $14,128,000 U.S. Treasury
            Bond, 7.25%, 5/15/16,
            value $15,366,503) (c)......  5.14                15,000,000
            Barclays de Zoete Wedd
            Securities, Inc.
    15,000  5.22%, dated 10/29/99,
            due 11/01/99 in the
            amount of $15,006,525
            (cost $15,000,000;
            collateralized by
            $13,355,000 U.S. Treasury
            Bond, 7.50%, 11/15/24,
            value $15,506,044)..........  5.22                15,000,000
            Bear Stearns Co.
    15,000  5.10%, dated 10/26/99,
            due 11/01/99 in the
            amount of $15,012,750
            (cost $15,000,000;
            collateralized by
            $12,300,000 U.S. Treasury
            Bond, 8.875%, 2/15/19,
            value $15,317,595)..........  5.10                15,000,000
            Chase Securities, Inc.
    15,000  5.20%, dated 10/29/99,
            due 11/01/99 in the
            amount of $15,006,500
            (cost $15,000,000;
            collateralized by
            $14,135,000 U.S. Treasury
            Note, 7.50%, 11/15/01,
            value $15,431,300)..........  5.20                15,000,000
            CS First Boston Corp.
    15,000  5.10%, dated 10/26/99,
            due 11/02/99 in the
            amount of $15,014,875
            (cost $15,000,000;
            collateralized by
            $10,775,000 U.S. Treasury
            Bond, 11.75%, 11/15/14,
            value $15,314,188) (c)......  5.10                15,000,000
            Deutsche Bank
    15,000  5.16%, dated 10/29/99,
            due 11/01/99 in the
            amount of $15,006,450
            (cost $15,000,000;
            collateralized by
            $15,000,000 U.S. Treasury
            Note, 6.625%, 3/31/02,
            value $15,331,004)..........  5.16                15,000,000
            Dresdner Bank AG
    15,000  5.20% dated 10/29/99,
            due 11/01/99 in the
            amount of $15,006,500
            (cost $15,000,000;
            collateralized by
            $14,378,000 U.S. Treasury
            Note, 7.50%, 11/15/01,
            value $15,323,412)..........  5.20                15,000,000
            First Chicago Corp.
    15,000  5.20%, dated 10/29/99,
            due 11/01/99 in the
            amount of $15,006,500
            (cost $15,000,000;
            collateralized by
            $15,158,000 U.S. Treasury
            Note, 5.625%, 12/31/02,
            value $15,315,192)..........  5.20                15,000,000
            Goldman Sachs & Co.
    15,000  5.19%, dated 10/29/99,
            due 11/05/99 in the
            amount of $15,015,138
            (cost $15,000,000;
            collateralized by
            $11,905,000 U.S. Treasury
            Bond, 8.75%, 5/15/20,
            value $15,309,830) (c)......  5.19                15,000,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Treasury Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            Greenwich Funding Corp.
$   15,000  5.20%, dated 10/29/99,
            due 11/01/99 in the
            amount of $15,006,500
            (cost $15,000,000;
            collateralized by
            $15,268,000 U.S. Treasury
            Note, 4.625%, 12/31/00,
            value $15,321,262)..........  5.20%           $   15,000,000
            Morgan (J.P.) & Co.
    15,000  5.20%, dated 10/29/99,
            due 11/01/99 in the
            amount of $15,006,500
            (cost $15,000,000;
            collateralized by
            $12,191,000 U.S. Treasury
            Bond, 8.875%, 8/15/17,
            value $15,346,870)..........  5.20                15,000,000
            Morgan Stanley Group, Inc.
    15,000  5.16%, dated 10/29/99,
            due 11/01/99 in the
            amount of $15,006,450
            (cost $15,000,000;
            collateralized by
            $12,100,000
            U.S. Treasury Bond,
            8.75%, 8/15/20,
            value $15,301,074)..........  5.16                15,000,000
            Nationsbanc Montgomery
            Securities
    15,000  5.20%, dated 10/28/99,
            due 11/05/99 in the
            amount of $15,017,333
            (cost $15,000,000;
            collateralized by
            $13,400,000 U.S. Treasury
            Bond, 9.125%, 5/15/09,
            value $15,381,597) (c)......  5.20                15,000,000
            Salomon Smith Barney, Inc.
    15,000  5.17%, dated 10/27/99,
            due 11/03/99 in the
            amount of $15,015,079
            (cost $15,000,000;
            collateralized by
            $14,085,000 U.S. Treasury
            Bond, 7.25%, 5/15/16,
            value $15,329,111) (c)......  5.17                15,000,000
            State Street Bank and
            Trust Co.
    12,600  5.16%, dated 10/29/99,
            due 11/01/99 in the
            amount of $12,605,418
            (cost $12,600,000;
            collateralized by
            $10,850,000 U.S. Treasury
            Bond, 8.125%, 8/15/19,
            value $12,857,250)..........  5.16                12,600,000
            Warburg Securities
    15,000  5.21%, dated 10/29/99,
            due 11/01/99 in the
            amount of $15,006,513
            (cost $15,000,000;
            collateralized by
            $10,672,000 U.S. Treasury
            Bond, 11.75%, 11/15/14,
            value $15,394,795)..........  5.21                15,000,000
                                                          --------------
            Total Repurchase
            Agreements
            (amortized cost
            $237,600,000)...............                     237,600,000
                                                          --------------
            TOTAL INVESTMENTS-99.7%
            (amortized cost
            $323,047,510)...............                     323,047,510
            Other assets less
            liabilities-0.3%............                         900,633
                                                          --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            4,068,063 Class A shares;
            95,189,238 Class B shares
            and 224,694,539 Class C
            shares outstanding).........                  $  323,948,143
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 17.

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, these securities amounted to $764,335,145, representing 24.1% of net assets on the Prime Portfolio, and $103,000,000, representing 15.7% of net assets on the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $50,000,000, representing 1.6% of net assets on the Prime Portfolio, and $10,000,000, representing 1.5% of net assets on the Trust Portfolio (see Note A to the financial statements).

(c)   Repurchase agreement which is terminable within 7 days.

(d) All securities either mature or their interest rate changes in one year or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT     Alternative Minimum Tax
      BAN     Bond Anticipation Note
      FHLB    Federal Home Loan Bank
      FHLBDN  Federal Home Loan Bank Discount Note
      FHLMC   Federal Home Loan Mortgage Corporation
      FNMA    Federal National Mortgage Association
      FRN     Floating Rate Note
      GO      General Obligation
      HEFA    Health & Educational Facility Authority
      HFA     Housing Finance Agency/Authority
      IDA     Industrial Development Authority
      IDB     Industrial Development Bond
      IDR     Industrial Development Revenue
      MFHR    Multi-Family Housing Revenue
      MTN     Medium Term Note
      PCR     Pollution Control Revenue
      SFMR    Single Family Mortgage Revenue
      TRAN    Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 1999 (unaudited)    Alliance Institutional Reserves
================================================================================

                                                           PRIME        GOVERNMENT      TAX-FREE          TRUST        TREASURY
                                                         PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                       -------------  -------------   -------------  -------------  --------------
INVESTMENT INCOME
   Interest..........................                  $  73,932,629  $  15,584,339   $   8,740,826  $  19,030,421  $    2,632,712
                                                       -------------  -------------   -------------  -------------  --------------
EXPENSES
   Advisory fee (Note B).............                      2,809,048        604,502         512,907      1,625,494         104,836
   Distribution fee - Class B........                        430,909        106,473         117,066             -0-         26,433
   Distribution fee - Class C........                         54,813         11,370          26,854             -0-         60,237
   Registration......................                        172,898         71,134         119,680        142,908          49,423
   Custodian.........................                        163,908         81,850          71,959         82,049          51,643
   Audit and legal...................                         50,994         12,638          15,173         13,560           5,338
   Transfer agency...................                         15,850         16,837          11,387         13,560           8,140
   Printing..........................                          8,412          1,350             831          6,074           3,501
   Directors' fees...................                          3,671          2,331           2,391          2,235           2,547
   Miscellaneous.....................                         12,555          7,421           9,268          5,906           1,135
                                                       -------------  -------------   -------------  -------------  --------------
   Total expenses....................                      3,723,058        915,906         887,516      1,891,786         313,233
   Less: expense reimbursement.......                       (428,288)      (193,561)       (230,727)       (85,682)       (121,722)
                                                       -------------  -------------   -------------  -------------  --------------
   Net expenses......................                      3,294,770        722,345         656,789      1,806,104         191,511
                                                       -------------  -------------   -------------  -------------  --------------
   Net investment income.............                     70,637,859     14,861,994       8,084,037     17,224,317       2,441,201
                                                       -------------  -------------   -------------  -------------  --------------
REALIZED LOSS ON INVESTMENTS
   Net realized loss on investment
      transactions...................                         (2,435)          (985)            -0-           (861)         (1,508)
                                                       -------------  -------------   -------------  -------------  --------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS...................                  $  70,635,424  $  14,861,009   $   8,084,037  $  17,223,456  $    2,439,693
                                                       =============  =============   =============  =============  ==============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS               Alliance Institutional Reserves
================================================================================

                                                          PRIME PORTFOLIO                          GOVERNMENT PORTFOLIO
                                            -----------------------------------------    -----------------------------------------
                                              Six Months Ended                            Six Months Ended
                                              October 31, 1999         Year Ended         October 31, 1999         Year Ended
                                                 (unaudited)         April 30, 1999          (unaudited)         April 30, 1999
                                            -------------------   -------------------    -------------------   -------------------
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
   Net investment income................     $      70,637,859     $     110,356,958      $      14,861,994     $      21,239,747
   Net realized gain (loss) on
   investment transactions..............                (2,435)               46,911                   (985)                  189
                                             -----------------     -----------------      -----------------     -----------------
   Net increase in net assets
   from operations......................            70,635,424           110,403,869             14,861,009            21,239,936
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income
      Class A...........................           (48,055,471)          (99,429,944)            (9,467,627)          (18,006,917)
      Class B...........................           (21,523,539)           (9,997,982)            (5,178,062)           (3,119,916)
      Class C...........................            (1,058,849)             (929,032)              (216,305)             (112,914)
CAPITAL STOCK TRANSACTIONS
   Net increase.........................           930,732,705           480,524,899            102,449,265           259,233,401
                                             -----------------     -----------------      -----------------     -----------------
   Total increase.......................           930,730,270           480,571,810            102,448,280           259,233,590
NET ASSETS
   Beginning of year....................         2,245,264,668         1,764,692,858            533,694,965           274,461,375
                                             -----------------     -----------------      -----------------     -----------------
   End of period........................     $   3,175,994,938     $   2,245,264,668      $     636,143,245     $     533,694,965
                                             =================     =================      =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(continued)                                      Alliance Institutional Reserves
================================================================================

                                                        TAX-FREE PORTFOLIO                            TRUST PORTFOLIO
                                            -----------------------------------------    -----------------------------------------
                                              Six Months Ended                            Six Months Ended
                                              October 31, 1999         Year Ended         October 31, 1999         Year Ended
                                                 (unaudited)         April 30, 1999          (unaudited)         April 30, 1999
                                            -------------------   -------------------    -------------------   -------------------
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
   Net investment income................     $       8,084,037     $      12,818,592      $      17,224,317     $      23,966,420
   Net realized gain (loss) on
   investment transactions..............                    -0-                   -0-                  (861)                3,996
                                             -----------------     -----------------      -----------------     -----------------
   Net increase in net assets
   from operations......................             8,084,037            12,818,592             17,223,456            23,970,416
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income
      Class A...........................            (4,132,405)          (10,300,293)           (17,224,317)          (23,966,420)
      Class B...........................            (3,635,257)           (2,487,651)                    -0-                   -0-
      Class C...........................              (316,375)              (30,648)                    -0-                   -0-
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease)..............            29,919,423           157,206,086           (137,631,931)          404,533,541
                                             -----------------     -----------------      -----------------     -----------------
   Total increase (decrease)............            29,919,423           157,206,086           (137,632,792)          404,537,537
NET ASSETS
   Beginning of year....................           450,969,732           293,763,646            795,029,570           390,492,033
                                             -----------------     -----------------      -----------------     -----------------
   End of period........................     $     480,889,155     $     450,969,732      $     657,396,778     $     795,029,570
                                             =================     =================      =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                                  TREASURY PORTFOLIO
                                         --------------------------------------
                                         Six Months Ended
                                         October 31, 1999       Period Ended
                                            (unaudited)      April 30, 1999 (a)
                                         ----------------    ------------------
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
   Net investment income .........         $   2,441,201       $   1,134,136
   Net realized loss on
   investment transactions .......                (1,508)             (2,192)
                                           -------------       -------------
   Net increase in net assets
   from operations ...............             2,439,693           1,131,944
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income
      Class A ....................               (88,913)           (333,222)
      Class B ....................            (1,243,186)           (178,256)
      Class C ....................            (1,109,102)           (622,809)
CAPITAL STOCK TRANSACTIONS
   Net increase ..................           271,917,314          52,034,680
                                           -------------       -------------
   Total increase ................           271,915,806          52,032,337
NET ASSETS
   Beginning of period ...........            52,032,337                 -0-
                                           -------------       -------------
   End of period .................         $ 323,948,143       $  52,032,337
                                           =============       =============

--------------------------------------------------------------------------------

(a)   Commencement of operations, June 29, 1998.

      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 1999 (unaudited)                     Alliance Institutional Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Institutional Reserves, Inc. (the "Fund") formerly ACM Institutional Reserves, Inc., is registered under the Investment Company Act of 1940 as an open-end investment company. On June 22, 1998 the creation of a second and third class of shares, Class B and Class C shares, was approved by the Board of Directors (with respect to the Prime, Government, Tax-Free and Treasury Portfolios). The Fund operates as a series company currently consisting of five
Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio and Treasury Portfolio. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury and Tax-Free Portfolios offer all three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. Dividends

The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by Tax-Free Portfolio from net investment income for the six months ended October 31, 1999 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of
 .20% of average daily net assets for the Prime, Government, Tax-Free and Treasury Portfolios and .45% of average daily net assets for the Trust Portfolio. For the six months ended October 31, 1999, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the six months ended October 31, 1999, reimbursement was $428,288, $193,561, $230,727,
$85,682 and $121,722 for the Prime, Government, Tax-Free, Trust and Treasury Portfolios, respectively.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, Trust and Treasury Portfolios was $9,000 per Portfolio, for the six months ended October 31, 1999.

For the six months ended October 31, 1999, the Fund's expenses were reduced by $488, $147, $794 and $207 for the Prime, Government, Trust and Treasury Portfolios, respectively under an expense offset arrangement with Alliance Fund Services.

                                                 Alliance Institutional Reserves
================================================================================

NOTE C: Distribution Agreement

The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares of the Prime, Government, Treasury and Tax-Free Portfolios and .25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Treasury and Tax-Free Portfolios. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At October 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 1999 of $136,809, of which $71,055 expires in 2003, $40,007 in 2004 and $25,747 in the year 2005; the Government Portfolio had a capital loss carryforward of $130,160, of which $151 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $30,512 in 2004 and
$16,002 in the year 2005; the Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,110 expires in 2002, $76,925 in 2004, $400 in 2005 and
$60 in the year 2006; the Trust Portfolio had a capital loss carryforward of $39,764, of which $2,919 expires in 2003, $30,219 in 2004, $2,251 in 2005 and
$4,375 in the year 2006; Treasury Portfolio had a capital loss carryforward of $2,192, which expires in the year 2007.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 65,000,000,000 shares of $.01 par value capital stock authorized. At October 31, 1999, capital paid-in aggregated $3,176,134,182 on Prime Portfolio, $636,274,390 on Government Portfolio, $480,972,662 on Tax-Free Portfolio, $657,437,403 on Trust Portfolio and $323,951,840 on Treasury Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                              Prime Portfolio
                                                  --------------------------------------
                                                  Six Months Ended          Year Ended
                                                  October 31, 1999          April 30,
                                                     (unaudited)               1999
                                                  ----------------       ---------------
Class A
Shares sold ...............................         8,807,177,022         23,622,009,804
Shares issued on reinvestments of dividends            48,055,471             99,429,944
Shares redeemed ...........................        (8,643,248,332)       (23,815,300,171)
                                                    -------------         --------------
Net increase (decrease) ...................           211,984,161            (93,860,423)
                                                    =============         ==============

NOTES TO FINANCIAL STATEMENTS (CONTINUED)        Alliance Institutional Reserves
================================================================================

                                                              Prime Portfolio
                                                  --------------------------------------
                                                  Six Months Ended      August 14, 1998*
                                                  October 31, 1999             to
                                                     (unaudited)         April 30, 1999
                                                  ----------------       ---------------
Class B
Shares sold................................         3,857,989,862          2,348,283,090
Shares issued on reinvestments of dividends            21,523,539              9,997,982
Shares redeemed............................        (3,179,548,591)        (1,822,214,093)
                                                    -------------          -------------
Net increase...............................           699,964,810            536,066,979
                                                    =============          =============

                                                  Six Months Ended       July 13, 1998*
                                                  October 31, 1999             to
                                                     (unaudited)         April 30, 1999
                                                  ----------------       ---------------

Class C
Shares sold................................            74,636,010            103,018,527
Shares issued on reinvestments of dividends             1,058,849                929,032
Shares redeemed............................           (56,911,125)           (65,629,216)
                                                    -------------          -------------
Net increase...............................            18,783,734             38,318,343
                                                    =============          =============

                                                            Government Portfolio
                                                  --------------------------------------
                                                  Six Months Ended          Year Ended
                                                  October 31, 1999          April 30,
                                                     (unaudited)               1999
                                                  ----------------       ---------------
Class A
Shares sold................................         1,468,458,209          2,628,953,985
Shares issued on reinvestments of dividends             9,467,627             18,006,917
Shares redeemed............................        (1,411,415,272)        (2,527,052,342)
                                                    -------------          -------------
Net increase...............................            66,510,564            119,908,560
                                                    =============          =============

                                                  Six Months Ended       August 7, 1998*
                                                  October 31, 1999             to
                                                     (unaudited)         April 30, 1999
                                                  ----------------       ---------------
Class B
Shares sold................................           586,788,909            333,938,088
Shares issued on reinvestments of dividends             5,178,062              3,119,916
Shares redeemed............................          (569,744,984)          (200,956,657)
                                                    -------------          -------------
Net increase...............................            22,221,987            136,101,347
                                                    =============          =============

                                                  Six Months Ended      October 21, 1998*
                                                  October 31, 1999             to
                                                     (unaudited)         April 30, 1999
                                                  ----------------       ---------------
Class C
Shares sold................................            35,203,800             17,279,127
Shares issued on reinvestments of dividends               216,305                112,914
Shares redeemed............................           (21,703,391)           (14,168,547)
                                                    -------------          -------------
Net increase...............................            13,716,714              3,223,494
                                                    =============          =============

--------------------------------------------------------------------------------

*     Commencement of distribution.

                                                 Alliance Institutional Reserves
================================================================================

                                                          Tax-Free Portfolio
                                                 -------------------------------------
                                                 Six Months Ended        Year Ended
                                                 October 31, 1999         April 30,
                                                   (unaudited)              1999
                                                 ----------------       --------------
Class A
Shares sold ...............................          694,362,588         2,015,274,013
Shares issued on reinvestments of dividends            4,132,405            10,300,293
Shares redeemed ...........................         (717,625,839)       (2,063,324,585)
                                                  --------------        --------------
Net decrease ..............................          (19,130,846)          (37,750,279)
                                                  ==============        ==============

                                                 Six Months Ended      August 17, 1998*
                                                 October 31, 1999             to
                                                    (unaudited)         April 30, 1999
                                                 ----------------      ---------------
Class B
Shares sold ...............................          367,980,278           618,511,568
Shares issued on reinvestments of dividends            3,635,257             2,487,651
Shares redeemed ...........................         (338,594,166)         (428,269,001)
                                                  --------------        --------------
Net increase ..............................           33,021,369           192,730,218
                                                  ==============        ==============

                                                 Six Months Ended     September 8, 1998*
                                                 October 31, 1999             to
                                                   (unaudited)          April 30, 1999
                                                 ----------------     ----------------
Class C
Shares sold ...............................          122,829,375            10,344,376
Shares issued on reinvestments of dividends              316,375                30,648
Shares redeemed ...........................         (107,116,850)           (8,148,877)
                                                  --------------        --------------
Net increase ..............................           16,028,900             2,226,147
                                                  ==============        ==============

                                                          Trust Portfolio
                                                 -------------------------------------
                                                 Six Months Ended        Year Ended
                                                 October 31, 1999         April 30,
                                                    (unaudited)             1999
                                                 ----------------     ----------------
Class A
Shares sold ...............................        1,329,631,799         2,122,594,704
Shares issued on reinvestments of dividends           17,224,317            23,966,420
Shares redeemed ...........................       (1,484,488,047)       (1,742,027,583)
                                                  --------------        --------------
Net increase (decrease) ...................         (137,631,931)          404,533,541
                                                  ==============        ==============

                                                          Treasury Portfolio
                                                 -------------------------------------
                                                 Six Months Ended      June 29, 1998*
                                                 October 31, 1999            to
                                                    (unaudited)        April 30, 1999
                                                 ----------------     ----------------
Class A
Shares sold ...............................            4,798,988            19,859,145
Shares issued on reinvestments of dividends               88,913               333,222
Shares redeemed ...........................           (4,887,323)          (16,124,882)
                                                  --------------        --------------
Net increase ..............................                  578             4,067,485
                                                  ==============        ==============

--------------------------------------------------------------------------------

*     Commencement of distribution.

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                            Treasury Portfolio
                                                 --------------------------------------
                                                 Six Months Ended     December 31, 1998*
                                                 October 31, 1999             to
                                                    (unaudited)         April 30, 1999
                                                 ----------------     -----------------
Class B
Shares sold ...............................           92,135,534            40,092,172
Shares issued on reinvestments of dividends            1,243,186               178,256
Shares redeemed ...........................          (13,075,094)          (25,384,662)
                                                  --------------        --------------
Net increase ..............................           80,303,626            14,885,766
                                                  ==============        ==============

                                                 Six Months Ended      October 15, 1998*
                                                 October 31, 1999             to
                                                    (unaudited)         April 30, 1999
                                                 ----------------     -----------------
Class C
Shares sold ...............................          316,992,769           131,076,991
Shares issued on reinvestments of dividends            1,109,102               622,809
Shares redeemed ...........................         (126,488,761)          (98,618,371)
                                                  --------------        --------------
Net increase ..............................          191,613,110            33,081,429
                                                  ==============        ==============

--------------------------------------------------------------------------------

*     Commencement of distribution.

FINANCIAL HIGHLIGHTS                             Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Prime Portfolio
                                           ----------------------------------------------------------------------------------
                                                                                  CLASS A
                                           ----------------------------------------------------------------------------------
                                           Six Months
                                              Ended
                                           October 31,                            Year Ended April 30,
                                               1999         -----------------------------------------------------------------
                                           (unaudited)        1999          1998           1997          1996          1995
                                           -----------      -------       -------        -------        ------        -------
Net asset value, beginning of year......     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             -------        -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (a)...............       .0254          .0518         .0552          .0530         .0560          .0502
                                             -------        -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income....      (.0254)        (.0518)       (.0552)       (.0530)        (.0560)        (.0502)
                                             -------        -------       -------        -------        ------        -------
Net asset value, end of period..........     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             =======        =======       =======        =======        ======        =======
Total Return
Total investment return based on net
   asset value (b)......................        2.57%          5.31%         5.68%          5.44%         5.76%          5.15%

Ratios/Supplemental Data
Net assets, end of period (in millions).      $1,883         $1,671        $1,765           $867          $493           $198
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements.....................         .20%(c)        .20%          .20%           .20%          .20%           .20%
   Expenses, before waivers and
     reimbursements.....................         .23%(c)        .24%          .24%           .29%          .32%           .36%
   Net investment income (a)............        5.05%(c)       5.16%         5.52%          5.31%         5.54%          5.24%

                                                                                                           Prime Portfolio
                                                                                                      -------------------------
                                                                                                               CLASS B
                                                                                                      -------------------------
                                                                                                      Six Months     August 14,
                                                                                                         Ended         1998(d)
                                                                                                      October 31,        to
                                                                                                         1999         April 30,
                                                                                                      (unaudited)       1999
                                                                                                      -----------    ----------
Net asset value, beginning of period..............................................................      $ 1.00        $  1.00
                                                                                                        ------        -------
Income From Investment Operations
Net investment income (a).........................................................................       .0249          .0358
                                                                                                        ------        -------
Less: Dividends
Dividends from net investment income..............................................................      (.0249)        (.0358)
                                                                                                        ------        -------
Net asset value, end of period....................................................................      $ 1.00        $  1.00
                                                                                                        ======        =======
Total Return
Total investment return based on net
   asset value (b)................................................................................        2.52%          2.59%
Ratios/Supplemental Data
Net assets, end of period (in millions)...........................................................      $1,236           $536
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c)...........................................................................         .30%           .30%
   Expenses, before waivers and
     reimbursements (c)...........................................................................         .33%           .36%
   Net investment income (a)(c)...................................................................        4.99%          4.82%

--------------------------------------------------------------------------------

See footnote summary on page 35.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                          Prime Portfolio
                                                                                                     ------------------------
                                                                                                              CLASS C
                                                                                                     ------------------------
                                                                                                     Six Months      July 13,
                                                                                                        Ended         1998(d)
                                                                                                     October 31,        to
                                                                                                        1999         April 30,
                                                                                                     (unaudited)       1999
                                                                                                     -----------     --------
Net asset value, beginning of period..............................................................      $ 1.00        $  1.00
                                                                                                        ------        -------
Income From Investment Operations
Net investment income (a).........................................................................       .0242          .0392
                                                                                                        ------        -------
Less: Dividends
Dividends from net investment income..............................................................      (.0242)        (.0392)
                                                                                                        ------        -------
Net asset value, end of period....................................................................      $ 1.00        $  1.00
                                                                                                        ======        =======
Total Return
Total investment return based on net
   asset value (b)................................................................................        2.45%          3.09%
Ratios/Supplemental Data
Net assets, end of period (in millions)...........................................................         $57            $38
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c)...........................................................................         .45%           .45%
   Expenses, before waivers and
     reimbursements (c)...........................................................................         .48%           .51%
   Net investment income (a)(c)...................................................................        4.83%          4.70%

--------------------------------------------------------------------------------

See footnote summary on page 35.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Government Portfolio
                                           ----------------------------------------------------------------------------------
                                                                                  CLASS A
                                           ----------------------------------------------------------------------------------
                                            Six Months
                                              Ended
                                           October 31,                            Year Ended April 30,
                                               1999         -----------------------------------------------------------------
                                           (unaudited)       1999          1998           1997           1996          1995
                                           -----------      -------       -------        -------        ------        -------
Net asset value, beginning of year......     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             -------        -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (a)...............       .0250          .0505         .0543          .0519         .0552          .0493
                                             -------        -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income....      (.0250)        (.0505)       (.0543)        (.0519)       (.0552)        (.0493)
                                             -------        -------       -------        -------        ------        -------
Net asset value, end of period..........     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             =======        =======       =======        =======        ======        =======
Total Return
Total investment return based on net
   asset value (b)......................        2.53%          5.18%         5.58%          5.33%         5.67%          5.06%
Ratios/Supplemental Data
Net assets, end of period (in millions).        $461           $394          $275           $327          $151           $104
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements.....................         .20%(c)        .20%          .20%           .20%          .20%           .20%
   Expenses, before waivers and
     reimbursements.....................         .27%(c)        .29%          .28%           .35%          .36%           .38%
   Net investment income (a)............        4.95%(c)       5.01%         5.43%          5.22%         5.50%          4.94%

                                                                                                        Government Portfolio
                                                                                                     -------------------------
                                                                                                               CLASS B
                                                                                                     -------------------------
                                                                                                     Six Months      August 7,
                                                                                                        Ended         1998(d)
                                                                                                     October 31,        to
                                                                                                        1999         April 30,
                                                                                                     (unaudited)       1999
                                                                                                     -----------     ---------
Net asset value, beginning of period..............................................................      $ 1.00        $  1.00
                                                                                                        ------        -------
Income From Investment Operations
Net investment income (a).........................................................................       .0245          .0361
                                                                                                        ------        -------
Less: Dividends
Dividends from net investment income..............................................................      (.0245)        (.0361)
                                                                                                        ------        -------
Net asset value, end of period....................................................................      $ 1.00        $  1.00
                                                                                                        ======        =======
Total Return
Total investment return based on net
   asset value (b)................................................................................        2.48%          2.69%
Ratios/Supplemental Data
Net assets, end of period (in millions)...........................................................        $158           $136
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c)...........................................................................         .30%           .30%
   Expenses, before waivers and
     reimbursements (c)...........................................................................         .36%           .41%
   Net investment income (a)(c)...................................................................        4.86%          4.73%

--------------------------------------------------------------------------------

See footnote summary on page 35.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                        Government Portfolio
                                                                                                     -------------------------
                                                                                                               CLASS C
                                                                                                     -------------------------
                                                                                                     Six Months     October 21,
                                                                                                        Ended         1998(d)
                                                                                                     October 31,        to
                                                                                                        1999         April 30,
                                                                                                     (unaudited)       1999
                                                                                                     -----------    ----------
Net asset value, beginning of period..............................................................      $ 1.00        $  1.00
                                                                                                        ------        -------
Income From Investment Operations
Net investment income (a).........................................................................       .0237          .0243
                                                                                                        ------        -------
Less: Dividends
Dividends from net investment income..............................................................      (.0237)        (.0243)
                                                                                                        ------        -------
Net asset value, end of period....................................................................      $ 1.00        $  1.00
                                                                                                        ======        =======
Total Return
Total investment return based on net
   asset value (b)................................................................................        2.40%          1.29%
Ratios/Supplemental Data
Net assets, end of period (in millions)...........................................................         $17             $3
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c)...........................................................................         .45%           .45%
   Expenses, before waivers and
     reimbursements (c)...........................................................................         .51%           .56%
   Net investment income (a)(c)...................................................................        4.76%          4.55%

--------------------------------------------------------------------------------

See footnote summary on page 35.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            Tax-Free Portfolio
                                           ----------------------------------------------------------------------------------
                                                                                  CLASS A
                                           ----------------------------------------------------------------------------------
                                           Six Months
                                              Ended
                                           October 31,                            Year Ended April 30,
                                               1999         -----------------------------------------------------------------
                                           (unaudited)       1999          1998           1997           1996          1995
                                           -----------      -------       -------        -------        ------        -------
Net asset value, beginning of year......     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             -------        -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (a)...............       .0162          .0321         .0363          .0347         .0372          .0326
Net unrealized loss on investments......          -0-            -0-           -0-            -0-           -0-        (.0048)
                                             -------        -------       -------        -------        ------        -------
Net increase in net asset value from
   operations...........................       .0162          .0321         .0363          .0347         .0372          .0278
                                             -------        -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income....      (.0162)        (.0321)       (.0363)        (.0347)       (.0372)        (.0326)
                                             -------        -------       -------        -------        ------        -------
Add: Capital Contribution
Capital Contributed by the Adviser......          -0-            -0-           -0-            -0-           -0-         .0048
                                             -------        -------       -------        -------        ------        -------
Net asset value, end of period..........     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             =======        =======       =======        =======        ======        =======
Total Return
Total investment return based on net
   asset value (b)......................        1.63%          3.26%         3.70%          3.53%         3.79%          3.31%(e)
Ratios/Supplemental Data
Net assets, end of period (in millions).        $237           $256          $294           $183          $184            $36
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements.....................         .20%(c)        .20%          .20%           .20%          .20%           .20%
   Expenses, before waivers and
     reimbursements.....................         .29%(c)        .28%          .28%           .33%          .48%           .76%
   Net investment income (a)............        3.21%(c)       3.22%         3.61%          3.46%         3.73%          3.31%


                                                                                                         Tax-Free Portfolio
                                                                                                     -------------------------
                                                                                                               CLASS B
                                                                                                     -------------------------
                                                                                                     Six Months     August 17,
                                                                                                        Ended         1998(d)
                                                                                                     October 31,        to
                                                                                                        1999         April 30,
                                                                                                     (unaudited)       1999
                                                                                                     ----------     ----------
Net asset value, beginning of period..............................................................      $ 1.00        $  1.00
                                                                                                        ------        -------
Income From Investment Operations
Net investment income (a).........................................................................       .0157          .0210
                                                                                                        ------        -------
Less: Dividends
Dividends from net investment income..............................................................      (.0157)        (.0210)
                                                                                                        ------        -------
Net asset value, end of period....................................................................      $ 1.00        $  1.00
                                                                                                        ======        =======
Total Return
Total investment return based on net
   asset value (b)................................................................................        1.58%          1.50%
Ratios/Supplemental Data
Net assets, end of period (in millions)...........................................................        $226           $193
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c)...........................................................................         .30%           .30%
   Expenses, before waivers and
     reimbursements (c)...........................................................................         .39%           .42%
   Net investment income (a)(c)...................................................................        3.11%          2.88%

--------------------------------------------------------------------------------

See footnote summary on page 35.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                         Tax-Free Portfolio
                                                                                                     --------------------------
                                                                                                               CLASS C
                                                                                                     --------------------------
                                                                                                     Six Months    September 8,
                                                                                                        Ended         1998(d)
                                                                                                     October 31,        to
                                                                                                        1999         April 30,
                                                                                                     (unaudited)       1999
                                                                                                     -----------    -----------
Net asset value, beginning of period..............................................................      $ 1.00        $  1.00
                                                                                                        ------        -------
Income From Investment Operations
Net investment income (a).........................................................................       .0149          .0184
                                                                                                        ------        -------
Less: Dividends
Dividends from net investment income..............................................................      (.0149)        (.0184)
                                                                                                        ------        -------
Net asset value, end of period....................................................................      $ 1.00        $  1.00
                                                                                                        ======        =======
Total Return

Total investment return based on net
   asset value (b)................................................................................        1.50%          1.09%
Ratios/Supplemental Data
Net assets, end of period (in millions)...........................................................         $18             $2
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c)...........................................................................         .45%           .45%
   Expenses, before waivers and
     reimbursements (c)...........................................................................         .52%           .57%
   Net investment income (a)(c)...................................................................        2.95%          2.69%

--------------------------------------------------------------------------------

See footnote summary on page 35.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Trust Portfolio
                                           ----------------------------------------------------------------------------------
                                                                                  CLASS A
                                           ----------------------------------------------------------------------------------
                                           Six Months
                                              Ended
                                           October 31,                            Year Ended April 30,
                                               1999         -----------------------------------------------------------------
                                           (unaudited)       1999          1998           1997           1996          1995
                                           ----------       -------       -------        -------        ------        -------
Net asset value, beginning of year......     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             -------        -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (a)...............       .0240          .0489         .0523          .0492         .0527          .0479
                                             -------        -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income....      (.0240)        (.0489)       (.0523)        (.0492)       (.0527)        (.0479)
                                             -------        -------       -------        -------        ------        -------
Net asset value, end of period..........     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             =======        =======       =======        =======        ======        =======
Total Return
Total investment return based on net
   asset value (b)......................        2.43%          5.01%         5.37%          5.04%         5.41%          4.91%
Ratios/Supplemental Data
Net assets, end of period (in millions).        $657           $795          $391           $176          $170           $109
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements.....................         .50%(c)        .50%          .49%           .50%          .50%           .49%
   Expenses, before waivers and
     reimbursements.....................         .52%(c)        .55%          .54%           .57%          .60%           .75%
   Net investment income (a)............        4.77%(c)       4.85%         5.23%          4.93%         5.28%          5.31%

--------------------------------------------------------------------------------

See footnote summary on page 35.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                         Treasury Portfolio
                                                                                                      -------------------------
                                                                                                               CLASS A
                                                                                                      -------------------------
                                                                                                      Six Months      June 29,
                                                                                                         Ended         1998(d)
                                                                                                      October 31,        to
                                                                                                         1999         April 30,
                                                                                                      (unaudited)       1999
                                                                                                      -----------     ---------
Net asset value, beginning of period..............................................................      $ 1.00        $  1.00
                                                                                                        ------        -------
Income From Investment Operations
Net investment income (a).........................................................................       .0236          .0401
                                                                                                        ------        -------
Less: Dividends
Dividends from net investment income..............................................................      (.0236)        (.0401)
                                                                                                        ------        -------
Net asset value, end of period....................................................................      $ 1.00        $  1.00
                                                                                                        ======        =======
Total Return
Total investment return based on net
   asset value (b)................................................................................        2.39%          3.43%
Ratios/Supplemental Data
Net assets, end of period (in millions)...........................................................          $4             $4
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c)...........................................................................         .20%           .20%
   Expenses, before waivers and
     reimbursements (c)...........................................................................         .84%          1.42%
   Net investment income (a)(c)...................................................................        4.70%          4.82%


                                                                                                         Treasury Portfolio
                                                                                                      --------------------------
                                                                                                               CLASS B
                                                                                                      --------------------------
                                                                                                      Six Months    December 31,
                                                                                                         Ended         1998(d)
                                                                                                      October 31,        to
                                                                                                         1999         April 30,
                                                                                                      (unaudited)       1999
                                                                                                      -----------   ------------
Net asset value, beginning of period..............................................................      $ 1.00        $  1.00
                                                                                                        ------        -------
Income From Investment Operations
Net investment income (a).........................................................................       .0231          .0143
                                                                                                        ------        -------
Less: Dividends
Dividends from net investment income..............................................................      (.0231)        (.0143)
                                                                                                        ------        -------
Net asset value, end of period....................................................................      $ 1.00        $  1.00
                                                                                                        ======        =======
Total Return
Total investment return based on net
   asset value (b)................................................................................        2.34%           .48%
Ratios/Supplemental Data
Net assets, end of period (in millions)...........................................................         $95            $15
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c)...........................................................................         .30%           .30%
   Expenses, before waivers and
     reimbursements (c)...........................................................................         .56%          1.08%
   Net investment income (a)(c)...................................................................        4.70%          4.42%

--------------------------------------------------------------------------------

See footnote summary on page 35.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                          Treasury Portfolio
                                                                                                      --------------------------
                                                                                                                CLASS C
                                                                                                      --------------------------
                                                                                                      Six Months     October 15,
                                                                                                         Ended         1998(d)
                                                                                                      October 31,        to
                                                                                                         1999         April 30,
                                                                                                      (unaudited)       1999
                                                                                                      -----------    -----------
Net asset value, beginning of period..............................................................      $ 1.00        $  1.00
                                                                                                        ------        -------
Income From Investment Operations
Net investment income (a).........................................................................       .0224          .0248
                                                                                                        ------        -------
Less: Dividends
Dividends from net investment income..............................................................      (.0224)        (.0248)
                                                                                                        ------        -------
Net asset value, end of period....................................................................      $ 1.00        $  1.00
                                                                                                        ======        =======
Total Return
Total investment return based on net
   asset value (b)................................................................................        2.26%          1.36%

Ratios/Supplemental Data
Net assets, end of period (in millions)...........................................................        $225            $33
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements (c)...........................................................................         .45%           .45%
   Expenses, before waivers and
     reimbursements (c)...........................................................................         .61%           .99%
   Net investment income (a)(c)...................................................................        4.60%          4.27%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d)   Commencement of distribution.

(e) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.

CHANGE IN INDEPENDENT ACCOUNTANT                 Alliance Institutional Reserves
================================================================================

On July 13, 1999, McGladrey & Pullen, LLP ("McGladrey") notified the Fund of its intention to resign as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through July 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On July 13, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.

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